Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Issued and Outstanding Share Capital

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2026	365,444

Shares issued to consultants in respect of exercised Restricted Share Units (“RSUs”) (Note 11d)	48,241

Issuance of share capital – in respect of January 2024 SEPA (Note 11(e))	82,111

Issuance of share in respect of January 2026 financing round (Note 11(f))	85,131

Rounding shares	46

Balance at June 30, 2026	580,973